Regulatory Requirements And Capital Ratios (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends payable	$ 12,000,000
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash balance	$ 12,521,000	$ 28,423,000